Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of accounts payable and accrued expenses [Abstract]
Payable to suppliers	$ 3,446,400	$ 3,657,700
Salary and welfare payables	1,434,479	614,355
Accrued expenses and other current liabilities	702,594	85,498
Total	$ 5,583,473	$ 4,357,553